Borrowings Under Financing Arrangements (Details) ¥ in Thousands, $ in Thousands	Dec. 20, 2023 USD ($)	Aug. 25, 2023 USD ($)	Nov. 01, 2021 CNY (¥)	Aug. 14, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Haier Financial Leasing Co., Ltd. [Member]
Borrowings Under Financing Arrangements [Line Items]
Leaseback contracts				¥ 60,000
Effective interest rate				7.40%
Liability accrued interest				¥ 57,800
Sale leaseback balance value							¥ 3,366
Deposits paid							1,700
Chengtai Finance Leasing (Shanghai) Co., LTD [Member]
Borrowings Under Financing Arrangements [Line Items]
Leaseback contracts			¥ 55,000
Effective interest rate			10.80%
Liability accrued interest			¥ 51,750
Sale leaseback balance value								¥ 42,161
Repayment amount (in Dollars) | $	$ 42,161	$ 3,366
Deposits paid							¥ 5,000